ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 8,503	$ 7,703	$ 26,112	$ 23,662	$ 32,754
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	4,831	4,947	14,811	14,365	19,730
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,810	1,185	4,922	3,550	5,219
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	816	531	2,463	1,758	2,407
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	363	372	1,728	1,554	2,016
India [Member]
Segment Reporting Information [Line Items]
Revenues	430	484	1,578	1,699	2,362
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 253	$ 184	$ 610	$ 736	$ 1,020